SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 24, 2016	Jun. 25, 2016	Mar. 26, 2016	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Numerator:
Net earnings attributable to controlling interest	$ 20,750	$ 27,819	$ 33,398	$ 19,212	$ 18,901	$ 25,556	$ 25,976	$ 10,162	$ 101,179	$ 80,595	$ 57,551
Adjustment for earnings allocated to non-vested restricted common stock									(1,595)	(1,059)	(718)
Net earnings for calculating EPS									$ 99,584	$ 79,536	$ 56,833
Denominator:
Weighted average shares outstanding (in shares)									20,363	20,184	20,081
Adjustment for non-vested restricted common stock (in shares)									(321)	(265)	(250)
Shares for calculating basic EPS (in shares)									20,042	19,919	19,831
Effect of dilutive stock options (in shares)									33	36	23
Shares for calculating diluted EPS (in shares)									20,075	19,955	19,854
Net earnings per share:
Basic (in dollars per share)	$ 1.02	$ 1.36	$ 1.64	$ 0.95	$ 0.93	$ 1.26	$ 1.29	$ 0.51	$ 4.97	$ 3.99	$ 2.87
Diluted (in dollars per share)	$ 1.02	$ 1.36	$ 1.64	$ 0.95	$ 0.93	$ 1.26	$ 1.28	$ 0.51	$ 4.96	$ 3.99	$ 2.86